Cover	Oct. 29, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2021
Entity File Number	001-40674
Entity Registrant Name	MaxCyte, Inc.
Entity Central Index Key	0001287098
Entity Tax Identification Number	52-2210438
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	22 Firstfield Road
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Gaithersburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20878
City Area Code	301
Local Phone Number	944-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	MXCT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false